Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net Loss per Share
Net Loss per Share
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including Preferred Stock and outstanding stock options and warrants, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of common stock outstanding would have been anti-dilutive.
Net loss is allocated based on the contractual participation rights of the Class A and Class B common stock as if the earnings for the year have been distributed. As the liquidation and dividend rights are identical, the net loss is allocated on a proportionate basis.
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except per share data):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2016		2015		2016		2015
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Net loss	$(6,011)	$(5,392)	$(11,584)	$(8,423)	$(27,002)	$(22,448)	$(37,207)	$(23,655)
Weighted-average shares used to compute basic and diluted net loss per share	54,376	48,771	54,664	39,745	54,460	45,274	57,063	36,280
Basic and diluted net loss per share	$(0.11)	$(0.11)	$(0.21)	$(0.21)	$(0.50)	$(0.50)	$(0.65)	$(0.65)

The following securities were excluded from the calculation of diluted net loss per share for common stock because their effect would have been anti-dilutive for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Stock options and restricted stock units	21,538	17,776	21,538	17,776
Warrants*	2,020	115	2,020	115
Total	23,558	17,891	23,558	17,891
*includes 1.9 million warrants issued to SAP that are exercisable upon execution of the Alliance Agreements.

Net Loss per Share
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including Preferred Stock and outstanding stock options and warrants, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of common stock outstanding would have been anti-dilutive.
When shares of both Class A and Class B common stock are outstanding, net loss is allocated based on the contractual participation rights of the Class A and Class B common stock as if the earnings for the year have been distributed. As the liquidation and dividend rights are identical, the net loss is allocated on a proportionate basis. As of December 31, 2013, only shares of Class A common stock were outstanding and therefore no net loss was allocated.
The following table presents the calculation of basic and diluted net loss per share for our common stock (in thousands, except per share data):

	Year Ended December 31,
	2015		2014		2013
	Class A	Class B	Class A	Class B	Class A
Net loss	$(48,116)	$(31,804)	$(67,655)	$(18,285)	$(62,182)
Weighted-average shares used to compute basic and diluted net loss per share	56,444	37,309	58,555	15,826	9,895
Basic and diluted net loss per share	$(0.85)	$(0.85)	$(1.16)	$(1.16)	$(6.28)

The following securities were excluded from the calculation of diluted net loss per share for common stock because their effect would have been anti-dilutive for the periods presented (in thousands):

	Year Ended December 31,
	2015	2014	2013
Convertible preferred stock	—	—	64,476
Stock options and restricted common stock	16,247	17,791	16,687
Warrants	115	115	175
	$16,362	$17,906	$81,338